Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Mar. 31, 2019	Feb. 07, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Notes payable, total	$ 212,200,000		$ 48,100,000
Less: Notes payable, current	5,900,000		5,900,000
Notes payable, long term	206,300,000		42,200,000
99 Term Loan | Notes payable to banks
Debt Instrument [Line Items]
Notes payable, total	35,300,000		36,100,000
99 Revolver | Revolving credit facility
Debt Instrument [Line Items]
Notes payable, total	12,000,000.0		0
99 DLOC Loan
Debt Instrument [Line Items]
Notes payable, total	0		0
Margin Facility | Revolving credit facility
Debt Instrument [Line Items]
Notes payable, total	150,000,000.0	$ 150,000,000	0
Brasada Interstate Loans | Notes payable to banks
Debt Instrument [Line Items]
Notes payable, total	11,700,000		11,700,000
Other | Notes payable
Debt Instrument [Line Items]
Notes payable, total	$ 3,200,000		$ 300,000